Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 47,665,674	$ 58,829,900
Cost of revenues	34,121,894	41,947,684
Gross Profit	13,543,780	16,882,216
Operating expenses
Selling expenses	750,450	859,200
General and administrative expenses	6,018,486	4,723,707
Research and development expenses	479,353	1,084,867
Total operating expenses	7,248,289	6,667,774
Income from operations	6,295,491	10,214,442
Other income (expenses)
Interest income	678	82,712
Interest expense	(480,149)	(412,358)
Government subsidy income	52,597	326,018
Other income, net	106,346	1,093,654
Total other income (expenses)	(320,528)	1,090,026
Income before income taxes	5,974,963	11,304,468
Provision for income taxes	1,367,270	2,377,715
Net income	4,607,693	8,926,753
Less: Net income attributable to the noncontrolling interest	(308,442)	(487,928)
Net income attributable to common stockholders	4,299,251	8,438,825
Net income	4,607,693	8,926,753
Other comprehensive income:
Foreign currency translation losses	(5,448,209)	(3,977,179)
Comprehensive income (loss)	(840,516)	4,949,574
Less: Comprehensive income attributable to noncontrolling interest	(70,029)	(289,069)
Comprehensive income (loss) attributable to common stockholders	$ (910,545)	$ 4,660,505
Earnings Per share -Basic and Diluted	$ 0.19	$ 0.4
Weighted Average Shares Outstanding - Basic and diluted	23,019,185	21,240,548